UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005
                         ----------------

Date of reporting period:  APRIL 30, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                     FUNDX
                                 UPGRADER FUNDS

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005
                                                            FUNDX UPGRADER FUNDS

April 30, 2005

Dear Fellow Shareholders:

In managing the portfolios of the FUNDX UPGRADER FUNDS, we use the same quantitative methodology that we feel has successfully navigated both up and down markets for the past 35 years.

One of the benefits of using this investment strategy is the confidence to stay disciplined in difficult markets. Despite 2005's rocky start, we feel fortunate to have a strategy that follows market leadership in a quantitative manner, rather than an approach based on predictions or assumptions.

MARKET PERSPECTIVE

A strong year-end run pushed the major U.S. stock markets into positive territory as 2004 came to a close. But 2005 has been a see-saw: stocks were down in January, back up in February and down sharply in March and April.

There was no shortage of reasons for the market's downturn with crude oil reaching record prices, the Federal Reserve agonizing about inflation, and interest rates rising.

Fund leadership followed the market's turbulent path. Emerging markets funds were among the best performing funds in February, only to reverse course in March. Natural resources funds were up strongly in March and fell in April. Energy and Utilities funds were some of the few steady performers in the first part of 2005.

2005 has produced losses year-to-date for most indexes, but the S&P 500 is still up for the trailing six-months through April 30. The S&P 500 lost 4% this year-to-date, but returned 3.2% for the six-months ending April 30. The NASDAQ Composite was hit harder: it ended April nearly 12% below where it started the year and lost 2.7% over the past six-months.

All of the FUNDX UPGRADER FUNDS are up for the six-month period ending April 30 and have outperformed their respective benchmarks for that period. (See below for complete performance comparisons).

Strong out-performance by international funds continued, and we in turn increased our allocations to these funds, as well as to select sectors such as energy, basic materials and natural resources. We incrementally reduced our exposure to the US stock market.

Each of the FUNDX UPGRADER FUNDS holds between 23 and 30 underlying mutual funds. Because we hold so many positions, we are not dependent on the performance of any one fund or market sector to drive our portfolio performance.

EXCHANGE TRADED FUNDS

Among the funds we have added to the underlying portfolios of the FUNDX UPGRADER FUNDS in the last six-months are Exchange Traded Funds, or ETFs.

ETFs are hybrid securities. Like index mutual funds, ETFs hold baskets of securities, and track broad market indexes or sectors. Like stocks, ETFs trade throughout the day, and they are listed as stocks at most brokers. We incorporate ETFs into our risk classes and buy them only when they are outperforming other funds. (A description of our fund classifications can be found at the end of this letter and online at www.fundxfund.com)

Since the annual report dated October 31, 2004, we have increased ETF positions in FUNDX, RELAX and HOTFX as ETFs rose up the ranks.

FUNDX, HOTFX and RELAX benefit from ETFs that track the indexes of developed economies such as the S&P Europe 350 index and the MSCI EMU (European Monetary Union). FUNDX and HOTFX can invest in more speculative ETFs that are concentrated in a single sector or in emerging market indexes. Current positions include an ETF focused on utilities, and an ETF tracking the S&P Latin America 40 Index.

INCMX is the only Upgrader Fund without any ETF exposure. Fixed income and low volatility ETFs are not as common as sector and country specific ETFs at this point. The few ETFs we track in these categories simply are not performing as well as traditionally traded mutual funds.

FUNDX UPGRADER FUND (FUNDX)

RESULTS

The FUNDX UPGRADER FUND (FUNDX) gained 6.16% for the six-months ending April 30, compared to 3.27% for the S&P 500. Year-to-date through April 30, FUNDX is down 2.18%, almost half the loss of the S&P which fell 3.99%.

PORTFOLIO CHANGES

Over the last six-months, we have gradually reduced diversified small and mid-cap Class 1 & 2 exposure in favor of funds concentrated in natural resources and emerging markets, especially Latin America and Asia (ex-Japan).

Although the US dollar has shown some strength against the euro, foreign funds continue to outperform domestic funds. In the Class 3 component of FUNDX, we have increased developed country exposure, especially Europe. Country-specific and diversified international funds now represent roughly 60% of the FUNDX portfolio.

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

RESULTS

The FUNDX AGGRESSIVE UPGRADER FUND (HOTFX) gained 6.84% for the six-months ending April 30, more than double the return of the S&P 500 (3.27%). Year-to-date through April 30, HOTFX is down 2.52%, while the S&P fell 3.99%.

PORTFOLIO CHANGES

Similar to the changes reported for FUNDX, HOTFX also sold diversified small and mid-cap Class 1 & 2 funds in favor of funds concentrated in energy, real estate, and emerging markets.

Fueled by soaring oil prices, energy was the top performing market sector during the first quarter of 2005 and HOTFX took advantage by increasing its energy and natural resource fund holdings. Despite taking a hit for the month of April, these are among the few funds with positive returns year-to-date through April 30.

Foreign, global and emerging markets funds now represent more than 65% of HOTFX. The Fund increased investments in Europe, Asia (ex Japan) and Latin America in particular.

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

RESULTS

The FUNDX CONSERVATIVE UPGRADER FUND (RELAX) is ahead 4.97% for the six-months ending April 30, compared to 3.27% for the S&P 500. Year-to-date through April 30, RELAX is down 2.58% compared to a loss of 3.99% for the S&P 500.

PORTFOLIO CHANGES

International funds are among the top ranked funds in all of our risk categories. (A description of our fund classifications can be found following this letter and online at www.fundxfund.com). Although RELAX does not invest in
                          -----------------
speculative emerging market funds, it still benefited from the international trend with positions in top performing diversified global funds. RELAX has about 50% of its assets invested in internationally as of April 30.

RELAX also invests in Class 4 funds, which tend to be more defensive. In the volatile first quarter of 2005, RELAX increased its total number of Class 4 holdings from seven to nine, picking up primarily dividend and utilities funds. Utilities funds have posted positive returns year-to-date and make up nearly 10% of the portfolio.

FUNDX FLEXIBLE INCOME FUND (INCMX)

RESULTS

The FUNDX FLEXIBLE INCOME FUND (INCMX) gained 1.25% for the six-months ending April 30, compared to 0.98% Lehman Aggregate Bond Index. Year-to-date through April 30, INCMX is down 1.29% compared to a 0.87% return for the Lehman Aggregate Bond Index.

PORTFOLIO CHANGES

The best performing Flexible Income positions for 2004 were among the most disappointing for the first quarter of 2005. These included high yield, foreign and emerging market bond funds, and real estate equity funds.

The FUNDX Scores we use to judge fund performance change with shifts in market trends. Although there were notable short-term variances in the first quarter, our discipline held portfolio allocations fairly constant through April 30. In fact, the Flexible Income Fund (INCMX) had fewer changes than any of the other Upgrader Fund portfolios.

INVESTING IN DIFFICULT MARKETS

By investing in the FUNDX UPGRADER FUNDS, you become one of our clients. Just like DAL's private money management clients, the FUNDX UPGRADER FUNDS provide you with a dynamic portfolio that we Upgrade on your behalf.

For many investors, the FUNDX UPGRADER FUNDS replaces the need to build a diversified portfolio on their own. While there are four FUNDX UPGRADER FUNDS, you are not limited to just four portfolios options. You can select one fund or a combination of the FUNDX UPGRADER FUNDS to better suit your particular risk tolerance and long term goals.

DAL has developed nine distinct model portfolios ranging from Very Aggressive to Very Conservative. Each model portfolio has different allocations to the four FUNDX UPGRADER FUNDS. We hope these options will help you find a portfolio that is right for your investment goals and risk tolerance.

Once you have chosen a portfolio, you can have your account automatically rebalanced each quarter for no additional charge. Contact Shareholder Services to sign up for rebalancing or to find more information on the portfolio options available to you.

BETTER SERVICES FOR OUR SHAREHOLDERS

We continue to provide new ways for our shareholders to get information on their investments. Last year, we began publishing The Upgrader, our informative quarterly newsletter about the FUNDX UPGRADER FUNDS. This year, we redesigned our website, www.fundxfund.com, to make it easier for shareholders to get
             -----------------
relevant information online.

ONLINE ACCOUNT ACCESS

Go to www.fundxfund.com to determine if a portfolio of the FUNDX UPGRADER FUNDS
      -----------------
is right for you. You will also find quarterly performance figures, complete portfolio holdings and the newest shareholder benefit: online account access. Direct investors can now access their accounts online to view account balance or set up automatic portfolio rebalancing.

Sincerely,

/s/Janet Brown
Janet Brown
President, DAL Investment Company

Must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Because each of the Funds is a "fund of funds", an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, high yield bonds, fixed income investments, and short sales.

While these funds are noload, there are management fees that do apply. To the extent that a fund invests in other mutual funds, the fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the fund. Please see the prospectus for further details.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the "Schedule of Investments" for further sector and holding information.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The Lehman Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. You cannot invest in an index.

How We Classify Funds

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps), or particular countries or geographic regions like "emerging markets" - countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

Quasar Distributors, LLC, Distributor (06/05)

                               WWW.FUNDXFUND.COM

ALLOCATION OF PORTFOLIO AT APRIL 30, 2005 (UNAUDITED)

FUNDX UPGRADER FUND
Investment Companies                 99.9%
Cash*<F1>                             0.1%

FUNDX AGGRESSIVE UPGRADER FUND
Investment Companies                 99.9%
Cash*<F1>                             0.1%

FUNDX CONSERVATIVE UPGRADER FUND
Investment Companies                 99.7%
Cash*<F1>                             0.3%

FUNDX FLEXIBLE INCOME FUND
Investment Companies                 99.7%
Cash*<F1>                             0.3%

*<F1>     Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; redemption fees; exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/04 - 04/30/05).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUNDX UPGRADER FUND

                        Beginning          Ending            Expenses Paid
                         Account          Account          During the Period
                      Value 11/1/04    Value 4/30/05     11/1/04 - 4/30/05*<F2>
                      -------------     ------------     ----------------------
Actual                   $1,000            $1,062                $6.39
Hypothetical
(5% annual return
before expenses)         $1,000            $1,019                $6.26

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.25% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX AGGRESSIVE UPGRADER FUND

                        Beginning          Ending            Expenses Paid
                         Account          Account          During the Period
                      Value 11/1/04    Value 4/30/05     11/1/04 - 4/30/05*<F3>
                      -------------    -------------     ----------------------
Actual                   $1,000            $1,068                $7.69
Hypothetical
(5% annual return
before expenses)         $1,000            $1,017                $7.50

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX CONSERVATIVE UPGRADER FUND

                        Beginning          Ending            Expenses Paid
                         Account          Account          During the Period
                      Value 11/1/04    Value 4/30/05     11/1/04 - 4/30/05*<F4>
                      -------------    -------------     ----------------------
Actual                   $1,000            $1,050                $7.62
Hypothetical
(5% annual return
before expenses)         $1,000            $1,017                $7.50

*<F4> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND

                        Beginning          Ending            Expenses Paid
                         Account          Account          During the Period
                      Value 11/1/04    Value 4/30/05     11/1/04 - 4/30/05*<F5>
                      -------------    -------------     ----------------------
Actual                   $1,000            $1,014                $4.94
Hypothetical
(5% annual return
before expenses)         $1,000            $1,020                $4.96

*<F5> Expenses are equal to the Fund's annualized expense ratio of 0.99% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

                               WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

 Schedule of Investments at April 30, 2005 (Unaudited)


     Shares                                                                                          Market Value       % of Total
     ------                                                                                          ------------       ----------
                INVESTMENT COMPANIES
   1,000,423    AllianceBernstein International Value Fund - Class A                                $ 15,906,725            5.8%
     563,519    AllianceBernstein Worldwide Privatization Fund - Class A                               7,438,448            2.7%
     176,934    Alpine U.S. Real Estate Equity Fund - Class Y                                          6,981,825            2.5%
     143,170    Ariel Fund                                                                             7,363,241            2.7%
     313,746    Artisan Mid Cap Value Fund - Investor Class                                            5,368,189            2.0%
     344,191    Baron Partners Fund                                                                    5,393,477            2.0%
     220,290    BlackRock Global Resources Fund - Investor Class A                                    11,234,812            4.1%
   1,355,399    BlackRock Mid-Cap Value Fund - Investor Class A                                       16,291,905            5.9%
     992,062    Causeway International Value Fund - Institutional Class                               15,704,340            5.7%
     328,783    Columbia Acorn International Fund - Class Z*<F6>                                       9,551,133            3.5%
      69,000    Energy Select Sector Index                                                             2,797,950            1.0%
     730,245    Excelsior Emerging Markets Fund                                                        6,192,479            2.3%
     476,499    Fidelity Diversified International Fund                                               13,389,622            4.9%
     502,963    Fidelity International Small Cap Fund                                                 12,272,298            4.5%
     123,491    Fidelity Latin America Fund                                                            2,601,944            0.9%
     290,610    Fidelity Leveraged Company Stock Fund                                                  6,550,356            2.4%
     222,165    ICON Energy Fund*<F6>                                                                  5,394,174            2.0%
      16,688    iShares Goldman Sachs Natural Resources Index Fund                                     2,299,606            0.8%
      37,800    iShares MSCI EAFE Index Fund                                                           5,908,140            2.2%
     150,190    iShares MSCI EMU Index Fund                                                           10,483,262            3.8%
      26,400    iShares MSCI Pacific ex-Japan Index Fund                                               2,396,592            0.9%
     156,250    iShares Russell Midcap Value Index Fund                                               17,203,125            6.3%
     187,871    iShares S&P Europe 350 Index Fund                                                     13,930,635            5.1%
      46,100    iShares S&P Latin America 40 Index Fund                                                3,720,731            1.4%
     529,998    Julius Baer International Equity Fund - Class A                                       16,323,937            6.0%
     212,751    Muhlenkamp Fund                                                                       15,881,847            5.8%
     111,804    Oppenheimer Global Fund - Class A                                                      6,397,423            2.3%
     399,732    Pioneer Mid-Cap Value Fund - Class Y                                                  10,025,276            3.7%
     699,359    Thornburg International Value Fund - Class A                                          13,896,253            5.1%
     150,700    Utilities Select Sector SPDR Fund                                                      4,516,479            1.6%
                                                                                                    ------------           -----
                   TOTAL INVESTMENT COMPANIES
                     (COST $257,881,724)                                                             273,416,224           99.9%
                                                                                                    ------------           -----
                SHORT-TERM INVESTMENT
   1,220,006    Cash Trust Series II- Treasury Cash Series II                                          1,220,006            0.5%
                                                                                                    ------------           -----
                   TOTAL SHORT-TERM INVESTMENT
                     (COST $1,220,006)                                                                 1,220,006            0.5%
                                                                                                    ------------           -----
                Total Investments (Cost $259,101,730)                                                274,636,230          100.4%
                Liabilities in excess of Other Assets                                                (1,038,848)          (0.4)%
                                                                                                    ------------           -----
                NET ASSETS                                                                          $273,597,382          100.0%
                                                                                                    ------------           -----
                                                                                                    ------------           -----


*<F6>     Non-income producing.

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2005 (UNAUDITED)


     Shares                                                                                          Market Value       % of Total
     ------                                                                                          ------------       ----------
                INVESTMENT COMPANIES
      98,248    AIM Utilities Fund - Class A                                                         $ 1,214,342            2.5%
     122,878    AllianceBernstein International Value Fund - Class A                                   1,953,755            4.0%
      98,295    AllianceBernstein Worldwide Privatization Fund - Class A                               1,297,488            2.7%
      57,257    Alpine International Real Estate Equity Fund - Class Y                                 1,542,511            3.1%
      38,781    Alpine U.S. Real Estate Equity Fund - Class Y                                          1,530,289            3.1%
       6,089    Ariel Fund                                                                               313,163            0.6%
      93,340    Baron Partners Fund                                                                    1,462,633            3.0%
      50,058    BlackRock Global Resources Fund - Investor Class A                                     2,552,966            5.2%
     167,665    BlackRock Mid-Cap Value Fund - Investor Class A                                        2,015,328            4.1%
     124,799    Causeway International Value Fund - Institutional Class                                1,975,567            4.0%
      85,361    Columbia Acorn International Fund - Class Z*<F7>                                       2,479,730            5.1%
      19,200    Energy Select Sector Index                                                               778,560            1.6%
     259,425    Excelsior Emerging Markets Fund                                                        2,199,927            4.5%
      57,710    Excelsior Energy & Natural Resources Fund                                              1,210,189            2.5%
     104,672    Fidelity International Small Cap Fund                                                  2,554,001            5.2%
      52,610    Fidelity Leveraged Company Stock Fund                                                  1,185,824            2.4%
      34,792    Fidelity Select Medical Delivery Portfolio                                             1,603,585            3.3%
      20,936    Hennessy Cornerstone Growth Fund                                                         358,218            0.7%
      80,703    ICON Energy Fund*<F7>                                                                  1,959,459            4.0%
       5,193    iShares Goldman Sachs Natural Resources Index Fund                                       715,595            1.5%
      35,333    iShares MSCI EMU Index Fund                                                            2,466,243            5.0%
       3,200    iShares MSCI Pacific ex-Japan Index Fund                                                 290,496            0.6%
      25,800    iShares MSCI United Kingdom Index Fund                                                   462,078            0.9%
      12,250    iShares Russell Midcap Value Index Fund                                                1,348,725            2.7%
      23,697    iShares S&P Europe 350 Index Fund                                                      1,757,133            3.6%
      18,100    iShares S&P Latin America 40 Index Fund                                                1,460,851            3.0%
      65,578    Julius Baer International Equity Fund - Class A                                        2,019,809            4.1%
      25,448    Muhlenkamp Fund                                                                        1,899,705            3.9%
     118,837    Oppenheimer International Small Company Fund - Class A                                 2,060,638            4.2%
      96,626    Thornburg International Value Fund - Class A                                           1,919,950            3.9%
      47,393    U.S. Global Investors Eastern European Fund                                            1,368,717            2.8%
      34,200    Utilities Select Sector SPDR Fund                                                      1,024,974            2.1%
                                                                                                     -----------           -----
                   TOTAL INVESTMENT COMPANIES
                     (COST $45,704,132)                                                               48,982,449           99.9%
                                                                                                     -----------           -----
                SHORT-TERM INVESTMENT
     333,918    Cash Trust Series II- Treasury Cash Series II                                            333,918            0.7%
                                                                                                     -----------           -----
                   TOTAL SHORT-TERM INVESTMENT
                     (COST $333,918)                                                                     333,918            0.7%
                                                                                                     -----------           -----
                Total Investments (Cost $46,038,050)                                                  49,316,367          100.6%
                Liabilities in excess of Other Assets                                                  (269,535)          (0.6)%
                                                                                                     -----------           -----
                NET ASSETS                                                                           $49,046,832          100.0%
                                                                                                     -----------           -----
                                                                                                     -----------           -----


*<F7>     Non-income producing.

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2005 (UNAUDITED)


     Shares                                                                                          Market Value       % of Total
     ------                                                                                          ------------       ----------
                INVESTMENT COMPANIES
     139,797    AllianceBernstein International Value Fund  - Class A                                $ 2,222,777            5.9%
     157,887    AllianceBernstein Worldwide Privatization Fund - Class A                               2,084,110            5.5%
     124,594    Alpine Dynamic Dividend                                                                1,496,375            4.0%
     102,434    American Century Utilities Fund - Investor Class                                       1,282,478            3.4%
       7,707    Ariel Fund                                                                               396,357            1.1%
      37,307    Artisan International Value Fund - Investor Class                                        766,658            2.0%
     189,474    BlackRock Mid-Cap Value Fund - Investor Class A                                        2,277,477            6.0%
     135,051    Causeway International Value Fund - Institutional Class                                2,137,853            5.7%
      29,556    CGM Mutual Fund                                                                          761,955            2.0%
     126,897    Excelsior International Fund*<F8>                                                      1,624,280            4.3%
      73,120    FBR Gas Utility Index Fund                                                             1,176,501            3.1%
      55,126    Fidelity International Discovery Fund                                                  1,526,441            4.1%
      34,700    Fidelity Real Estate Investment Portfolio                                              1,010,107            2.7%
      94,414    Fidelity Utilities Fund                                                                1,292,519            3.4%
      88,238    Heitman REIT Fund - PBHG                                                               1,084,441            2.9%
      35,100    iShares MSCI EMU Index Fund                                                            2,449,980            6.5%
      33,650    iShares S&P Europe 350 Index Fund                                                      2,495,147            6.6%
      75,624    Julius Baer International Equity Fund - Class A                                        2,329,221            6.2%
     150,875    Matthews Asian Growth & Income Fund                                                    2,424,564            6.4%
      28,423    Muhlenkamp Fund                                                                        2,121,782            5.6%
      40,918    Pioneer Mid-Cap Value Fund - Class Y                                                   1,026,229            2.7%
      18,443    Stratton Growth Fund                                                                     722,964            1.9%
      99,246    Strong Dividend Income Fund - Investor Class                                           1,582,978            4.2%
      66,546    Thornburg International Value Fund - Class A                                           1,322,263            3.5%
                                                                                                     -----------           -----
                   TOTAL INVESTMENT COMPANIES
                     (COST $36,321,624)                                                               37,615,457           99.7%
                                                                                                     -----------           -----
                SHORT-TERM INVESTMENT
     183,507    Cash Trust Series II- Treasury Cash Series II                                            183,507            0.5%
                                                                                                     -----------           -----
                   TOTAL SHORT-TERM INVESTMENT
                     (COST $183,507)                                                                     183,507            0.5%
                                                                                                     -----------           -----
                Total Investments (Cost $36,505,131)                                                  37,798,964          100.2%
                Liabilities in excess of Other Assets                                                   (86,078)          (0.2)%
                                                                                                     -----------           -----
                NET ASSETS                                                                           $37,712,886          100.0%
                                                                                                     -----------           -----
                                                                                                     -----------           -----

*<F8>     Non-income producing.

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2005 (UNAUDITED)


     Shares                                                                                          Market Value       % of Total
     ------                                                                                           -----------       ----------
                INVESTMENT COMPANIES
     102,002    Buffalo Balanced Fund                                                                $ 1,004,726            3.7%
     254,850    Columbia High-Yield Fund - Class Z                                                     2,156,033            7.9%
      43,631    Columbia Income Fund - Class Z                                                           433,252            1.6%
      59,101    Eaton Vance Floating Rate Fund - Institutional Class                                     584,506            2.1%
     108,710    Eaton Vance Strategic Income Fund - Class A                                              867,502            3.2%
      84,906    Federated International Bond Fund - Class A                                            1,012,079            3.7%
     330,947    Fidelity Capital and Income Fund                                                       2,697,211            9.9%
      99,028    Fidelity Real Estate Income Fund                                                       1,165,557            4.2%
      44,693    Gateway Fund                                                                           1,086,038            4.0%
      30,246    Kensington Select Income Fund - Class A                                                1,086,755            4.0%
     142,127    Loomis Sayles Bond Fund - Institutional Class                                          1,915,868            7.0%
      55,544    Loomis Sayles Global Bond Fund - Institutional Class                                     884,264            3.2%
     451,506    MainStay High-Yield Corporate Bond Fund - Class A                                      2,794,828           10.3%
      72,862    Matthews Asian Growth & Income Fund                                                    1,170,894            4.3%
     199,265    Oppenheimer International Bond Fund - Class A                                          1,165,703            4.3%
     344,709    Oppenheimer Strategic Income Fund - Class A                                            1,465,015            5.4%
      41,874    Permanent Portfolio                                                                    1,109,650            4.1%
      17,739    PIMCO Commodity Real Return Strategy Fund - Class D                                      275,658            1.0%
      75,812    PIMCO Emerging Markets Bond Fund - Class D                                               814,215            3.0%
       3,286    PIMCO Foreign Bond Fund - Class D                                                         35,033            0.1%
     105,946    PIMCO Global Bond Fund - Institutional Class                                           1,091,242            4.0%
      66,822    PIMCO Total Return Fund                                                                  715,000            2.6%
     123,582    Pioneer Strategic Income Fund - Class A                                                1,301,311            4.8%
      29,964    Royce Total Return Fund - Investor Class                                                 346,684            1.3%
         104    Western Asset Core Bond Portfolio - Institutional Class                                    1,184            0.0%
                                                                                                     -----------           -----
                   TOTAL INVESTMENT COMPANIES
                     (COST $27,146,088)                                                               27,180,208           99.7%
                                                                                                     -----------           -----
                SHORT-TERM INVESTMENT
     143,986    Cash Trust Series II- Treasury Cash Series II                                            143,986            0.5%
                                                                                                     -----------           -----
                   TOTAL SHORT-TERM INVESTMENT
                     (COST $143,986)                                                                     143,986            0.5%
                                                                                                     -----------           -----
                Total Investments (Cost $27,290,074)                                                  27,324,194          100.2%
                Liabilities in excess of Other Assets                                                   (71,863)          (0.2)%
                                                                                                     -----------           -----
                NET ASSETS                                                                           $27,252,331          100.0%
                                                                                                     -----------           -----
                                                                                                     -----------           -----


See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2005 (UNAUDITED)

                                                   FundX       FundX Aggressive
                                               Upgrader Fund    Upgrader Fund
                                               -------------    -------------
ASSETS
  Investments in securities, at value
    (identified cost $259,101,730,
       $46,038,050, respectively)               $274,636,230       $49,316,367
  Receivables
     Securities sold                                      --            75,000
     Capital gain distribution receivable             16,022             2,213
     Fund shares sold                                536,786            15,368
     Dividends and interest                            3,759               567
  Prepaid expenses and other assets                   57,916            23,932
                                                ------------       -----------
       Total assets                              275,250,713        49,433,447
                                                ------------       -----------
LIABILITIES
  Payables
     Securities purchased                            474,101           180,250
     Fund shares redeemed                            876,710           115,051
     Advisory fees                                   228,395            65,753
     Administration fees                              16,946             3,081
     Custody fees                                      4,072               602
     Fund Accounting fees                              6,150             5,584
     Transfer Agent fees                              37,384            10,578
     Chief compliance officer fees                       333               333
  Accrued expenses                                     9,240             5,383
                                                ------------       -----------
       Total liabilities                           1,653,331           386,615
                                                ------------       -----------
  NET ASSETS                                    $273,597,382       $49,046,832
                                                ------------       -----------
                                                ------------       -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                               $247,577,984       $44,181,483
  Undistributed net investment income (loss)         854,292          (20,087)
  Accumulated net realized gain on investments     9,630,606         1,607,119
  Net unrealized appreciation on investments      15,534,500         3,278,317
                                                ------------       -----------
       Net assets                               $273,597,382       $49,046,832
                                                ------------       -----------
                                                ------------       -----------

  CALCULATION OF NET ASSET VALUE PER SHARE
  Net assets applicable to
    shares outstanding                          $273,597,382       $49,046,832
  Shares outstanding; unlimited number of
    shares authorized without par value            8,374,682         1,438,971
  Net asset value, offering and redemption
    price per share                             $      32.67       $     34.08
                                                ------------       -----------
                                                ------------       -----------

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

                                                            FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2005 (UNAUDITED)

                                            FundX Conservative   FundX Flexible
                                               Upgrader Fund       Income Fund
                                               -------------       -----------
ASSETS
  Investments in securities, at value
    (identified cost $36,505,131 and
       27,290,074, respectively)                 $37,798,964       $27,324,194
  Receivables
     Securities sold                                      --           700,000
     Capital gain distribution receivable              2,264                --
     Fund shares sold                                 92,164             5,831
     Dividends and interest                            8,608            76,159
  Prepaid expenses and other assets                   11,230            13,993
                                                 -----------       -----------
       Total assets                               37,913,230        28,120,177
                                                 -----------       -----------

LIABILITIES
  Payables
     Securities purchased                             84,028           807,671
     Fund shares redeemed                             57,026            27,808
     Advisory fees                                    35,207             8,719
     Administration fees                               2,549             1,921
     Custody fees                                        809               450
     Fund Accounting fees                              5,612             5,622
     Transfer Agent fees                               7,540             8,076
     Chief compliance officer fees                       333               333
  Accrued expenses                                     7,240             7,246
                                                 -----------       -----------
       Total liabilities                             200,344           867,846
                                                 -----------       -----------
  NET ASSETS                                     $37,712,886       $27,252,331
                                                 -----------       -----------
                                                 -----------       -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                $35,123,650       $26,962,762
  Undistributed net investment income (loss)        (25,458)           290,606
  Accumulated net realized gain (loss)
    on investments                                 1,320,861          (35,157)
  Net unrealized appreciation on investments       1,293,833            34,120
                                                 -----------       -----------
       Net assets                                $37,712,886       $27,252,331
                                                 -----------       -----------
                                                 -----------       -----------

  CALCULATION OF NET ASSET VALUE PER SHARE
  Net assets applicable to shares outstanding    $37,712,886       $27,252,331
  Shares outstanding; unlimited number of
    shares authorized without par value            1,240,032           975,575
  Net asset value, offering and redemption
    price per share                              $     30.41       $     27.93
                                                 -----------       -----------
                                                 -----------       -----------

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                                   FundX       FundX Aggressive
                                               Upgrader Fund    Upgrader Fund
                                               -------------    -------------
INVESTMENT INCOME
  Income
     Dividends                                   $ 4,757,784       $  744,580
     Interest                                         14,924            2,398
                                                 -----------       ----------
       Total income                                4,772,708          746,978
                                                 -----------       ----------
  Expenses
     Advisory fees (Note 3)                        1,313,194          237,498
     Transfer Agent fees                             129,428           29,753
     Administration fees (Note 3)                     92,234           16,774
     Fund Accounting fees                             31,489           16,116
     Registration fees                                22,315           10,909
     Custody fees                                     21,572            4,711
     Professional fees                                11,903           11,903
     Reports to shareholders                           9,421            2,232
     Trustee fees                                      5,207            2,827
     Insurance expense                                 3,968              727
     Interest expense                                  2,662              522
     Chief compliance officer fees                     2,000            2,000
     Miscellaneous                                     1,719               --
                                                 -----------       ----------
       Total expenses                              1,647,112          335,972
       Plus: prior year fees waived subject
         to recoupment (Note 3)                           --           20,008
                                                 -----------       ----------
       Net expenses                                1,647,112          355,980
                                                 -----------       ----------
         Net investment income                     3,125,596          390,998
                                                 -----------       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                 4,571,468          744,370
  Capital gain distributions from regulated
    investment companies                           5,236,215          864,649
  Net change in unrealized appreciation
    on investments                                   716,646          818,496
                                                 -----------       ----------
  Net realized and unrealized gain
    on investments                                10,524,329        2,427,515
                                                 -----------       ----------
  Net increase in net assets resulting
    from operations                              $13,649,925       $2,818,513
                                                 -----------       ----------
                                                 -----------       ----------

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

                                                            FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                            FundX Conservative    FundX Flexible
                                              Upgrader Fund        Income Fund
INVESTMENT INCOME                           ------------------    --------------
  Income
     Dividends                                    $  738,727         $828,413
     Interest                                          1,922              711
                                                  ----------         --------
       Total income                                  740,649          829,124
                                                  ----------         --------
  Expenses
     Advisory fees (Note 3)                          171,842           89,345
     Transfer Agent fees                              23,307           21,819
     Fund Accounting fees                             16,116           16,116
     Administration fees (Note 3)                     12,140            9,021
     Professional fees                                11,903           11,903
     Registration fees                                 9,421            8,927
     Custody fees                                      4,215            3,224
     Trustee fees                                      2,827            2,827
     Chief compliance officer fees                     2,000            2,000
     Reports to shareholders                           1,984            1,736
     Insurance expense                                   232              231
     Interest expense                                     66              308
                                                  ----------         --------
       Total expenses                                256,053          167,457
       Plus: prior year fees waived subject
         to recoupment (Note 3)                        1,671               --
       Less: waived expenses (Note 6)                     --         (41,098)
                                                  ----------         --------
       Net expenses                                  257,724          126,359
                                                  ----------         --------
         Net investment income                       482,925          702,765
                                                  ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on investments            559,225         (98,445)
  Capital gain distributions from regulated
    investment companies                             779,103          111,474
  Net change in unrealized depreciation
    on investments                                 (516,424)        (504,334)
                                                  ----------         --------
  Net realized and unrealized gain (loss)
    on investments                                   821,904        (491,305)
                                                  ----------         --------
  Net increase in net assets resulting
    from operations                               $1,304,829         $211,460
                                                  ----------         --------
                                                  ----------         --------

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                            Six Months Ended
                                             April 30, 2005       Year Ended
                                               (Unaudited)     October 31, 2004
                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss)                $  3,125,596      $(1,389,906)
  Net realized gain on investments               4,571,468        20,150,068
  Capital gain distributions from
    regulated investment companies               5,236,215           746,823
  Net increase from payments by affiliates
    on the disposal of investments in
    violation of restrictions (Note 3)                  --             1,630
  Net change in unrealized appreciation
    (depreciation) on investments                  716,646        (4,075,021)
                                              ------------      ------------
       Net increase in net assets
         resulting  from operations             13,649,925        15,433,594
                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                    (2,271,304)               --
  From net realized gain                        (3,244,940)               --
                                              ------------      ------------
       Total distributions to shareholders      (5,516,244)               --
                                              ------------      ------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
  Net increase in net assets derived from
    net change in outstanding shares (a)<F9>    36,773,563        75,699,310
                                              ------------      ------------
       Total increase in net assets             44,907,244        91,132,904
                                              ------------      ------------
NET ASSETS
  Beginning of period                          228,690,138       137,557,234
                                              ------------      ------------
  End of period                               $273,597,382      $228,690,138
                                              ------------      ------------
                                              ------------      ------------

(a)<F9>   A summary of capital share transactions is as follows:



                                                            Six Months Ended
                                                             April 30, 2005                            Year Ended
                                                               (Unaudited)                          October 31, 2004
                                                     ------------------------------          ------------------------------
                                                     Shares         Paid-in Capital           Shares        Paid-in Capital
                                                     ------         ---------------           ------        ---------------
Shares sold                                          2,905,527        $ 97,081,644           5,037,169        $153,822,481
Shares issued in reinvestment of distributions         162,687           5,370,292                  --                  --
Shares redeemed                                     (1,968,040)        (65,678,373)         (2,587,334)        (78,123,171)
                                                   -----------         -----------          ----------        ------------
Net increase                                         1,100,174         $36,773,563           2,449,835        $ 75,699,310
                                                   -----------         -----------          ----------        ------------
                                                   -----------         -----------          ----------        ------------


See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

                                                  FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                            Six Months Ended
                                             April 30, 2005       Year Ended
                                               (Unaudited)     October 31, 2004
                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss)                 $   390,998       $  (261,835)
  Net realized gain on investments                 744,370           692,256
  Capital gain distributions from regulated
    investment companies                           864,649           147,153
  Net change in unrealized appreciation
    on investments                                 818,496           272,755
                                               -----------       -----------
     Net increase in net assets resulting
       from operations                           2,818,513           850,329
                                               -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  From net investment income                      (411,086)           (9,924)
  From net realized gain                          (611,579)               --
                                               -----------       -----------
     Total distributions to shareholders        (1,022,665)           (9,924)
                                               -----------       -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from
    net change in outstanding shares (a)<F10>    6,616,867        19,059,344
                                               -----------       -----------
     Total increase in net assets                8,412,715        19,899,749
                                               -----------       -----------
NET ASSETS
  Beginning of period                           40,634,117        20,734,368
                                               -----------       -----------
  End of period                                $49,046,832       $40,634,117
                                               -----------       -----------
                                               -----------       -----------

(a)<F10>  A summary of capital share transactions is as follows:


                                                           Six Months Ended
                                                            April 30, 2005                           Year Ended
                                                              (Unaudited)                         October 31, 2004
                                                    ------------------------------          ------------------------------
                                                    Shares         Paid-in Capital          Shares         Paid-in Capital
                                                    ------         ---------------          ------         ---------------
Shares sold                                          595,225         $20,769,743           1,438,303         $46,688,451
Shares issued in reinvestment of distributions        29,113           1,005,000                 303               9,799
Shares redeemed                                     (431,656)        (15,157,876)           (865,369)        (27,638,906)
                                                    --------         -----------           ---------         -----------
Net increase                                         192,682         $ 6,616,867             573,237         $19,059,344
                                                    --------         -----------           ---------         -----------
                                                    --------         -----------           ---------         -----------


See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                         Six Months Ended
                                          April 30, 2005         Year Ended
                                           (Unaudited)        October 31, 2004
                                         ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net investment income (loss)           $   482,925         $  (211,772)
     Net realized gain on investments           559,225             803,011
     Capital gain distributions from
       regulated investment companies           779,103              46,611
     Net change in unrealized
       appreciation (depreciation)
       on investments                          (516,424)            919,982
                                            -----------         -----------
       Net increase in net assets
         resulting  from operations           1,304,829           1,557,832
                                            -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     From net investment income                (508,382)                 --
     From net realized gains                   (693,840)           (170,540)
                                            -----------         -----------
       Total distributions
         to shareholders                     (1,202,222)           (170,540)
                                            -----------         -----------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
     Net increase in net assets derived
       from net change in outstanding
       shares (a)<F11>                        9,582,452          15,582,465
                                            -----------         -----------
       Total increase in net assets           9,685,059          16,969,757
                                            -----------         -----------
NET ASSETS
     Beginning of period                     28,027,827          11,058,070
                                            -----------         -----------
     End of period                          $37,712,886         $28,027,827
                                            -----------         -----------
                                            -----------         -----------

(a)<F11>  A summary of capital share transactions is as follows:


                                                          Six Months Ended
                                                           April 30, 2005                             Year Ended
                                                             (Unaudited)                           October 31, 2004
                                                   -------------------------------          ------------------------------
                                                    Shares         Paid-in Capital          Shares         Paid-in Capital
                                                    ------         ---------------          ------         ---------------
Shares sold                                          476,797         $14,842,525             863,817         $25,231,393
Shares issued in reinvestment of distributions        38,241           1,182,041               5,828             167,797
Shares redeemed                                     (207,331)         (6,442,114)           (341,806)         (9,816,725)
                                                    --------         -----------            --------         -----------
Net increase                                         307,707         $ 9,582,452             527,839         $15,582,465
                                                    --------         -----------            --------         -----------
                                                    --------         -----------            --------         -----------



See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

                                                      FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                          Six Months Ended
                                           April 30, 2005        Year Ended
                                            (Unaudited)       October 31, 2004
                                          ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                     $   702,765         $   643,580
  Net realized loss on investments              (98,445)            (18,653)
  Capital gain distributions from
    regulated investment companies              111,474              28,870
  Net change in unrealized appreciation
    (depreciation) on investments              (504,334)             99,691
                                            -----------         -----------
     Net increase in net assets
       resulting  from operations               211,460             753,488
                                            -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  From net investment income                   (896,993)           (309,654)
  From net realized gain                        (51,673)            (99,413)
                                            -----------         -----------
     Total distributions to shareholders       (948,666)           (409,067)
                                            -----------         -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived
    from net change in outstanding
    shares (a)<F12>                           5,216,182          12,954,071
                                            -----------         -----------
     Total increase in net assets             4,478,976          13,298,492
                                            -----------         -----------
NET ASSETS
  Beginning of period                        22,773,355           9,474,863
                                            -----------         -----------
  End of period (including undistributed
    net investment income of $290,606
    and $484,933, respectively)             $27,252,331         $22,773,355
                                            -----------         -----------
                                            -----------         -----------

(a)<F12>  A summary of capital share transactions is as follows:


                                                           Six Months Ended
                                                            April 30, 2005                           Year Ended
                                                              (Unaudited)                         October 31, 2004
                                                    ------------------------------          ------------------------------
                                                    Shares         Paid-in Capital          Shares         Paid-in Capital
                                                    ------         ---------------          ------         ---------------
Shares sold                                          404,735         $11,517,998             930,624         $26,407,422
Shares issued in reinvestment of distributions        32,923             930,408              14,416             405,093
Shares redeemed                                     (255,263)         (7,232,224)           (490,666)        (13,858,444)
                                                    --------         -----------            --------         -----------
Net increase                                         182,395         $ 5,216,182             454,374         $12,954,071
                                                    --------         -----------            --------         -----------
                                                    --------         -----------            --------         -----------


See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       Six Months
                                                         Ended                      Years Ended                    Period
                                                       April 30,                    October 31,                    Ended
                                                          2005               -------------------------          October 31,
                                                      (Unaudited)             2004                2003          2002(1)<F16>
                                                      -----------             ----                ----          ------------
Net asset value, beginning of period                     $31.44              $28.51              $22.61            $25.00
                                                         ------              ------              ------            ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F17>                  0.59               (0.19)              (0.11)            (0.03)
     Net realized and unrealized
       gain (loss) on investments                          1.35                3.12                6.01             (2.17)
                                                         ------              ------              ------            ------
  Total from investment operations                         1.94                2.93                5.90             (2.20)
                                                         ------              ------              ------            ------
LESS DISTRIBUTIONS:
     From net investment income                           (0.29)                 --                  --             (0.19)
     From net realized gain                               (0.42)                 --                  --                --
                                                         ------              ------              ------            ------
  Total distributions                                     (0.71)                 --                  --             (0.19)
                                                         ------              ------              ------            ------
  Net asset value, end of period                         $32.67              $31.44              $28.51            $22.61
                                                         ------              ------              ------            ------
                                                         ------              ------              ------            ------
  Total return                                             6.16%+<F15>        10.28%*<F13>        26.09%            (8.90%)+<F15>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)                $273,597            $228,690            $137,557          $117,896
  Ratio of expenses to average net assets(3)<F18>:
     Before expense reimbursement                          1.25%**<F14>        1.31%               1.34%             1.44%**<F14>
     After expense reimbursement                           1.25%**<F14>        1.31%               1.34%             1.44%**<F14>
  Ratio of net investment income (loss)
    to average net assets(3)<F18>:
     Before expense reimbursement                          2.38%**<F14>       (0.73%)             (0.47%)           (0.79%)**<F14>
     After expense reimbursement                           2.38%**<F14>       (0.73%)*<F13>       (0.47%)           (0.79%)**<F14>
  Portfolio turnover rate                                    55%+<F15>          139%                223%              208%+<F15>



*<F13> There was no effect on the total return or net investment income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of restrictions.

**<F14>   Annualized.

+<F15>    Not Annualized.

(1)<F16>  Fund commenced operations November 1, 2001.

(2)<F17> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)<F18> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

                                                  FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       Six Months
                                                         Ended                      Years Ended                    Period
                                                       April 30,                    October 31,                    Ended
                                                          2005               -------------------------          October 31,
                                                      (Unaudited)             2004                2003          2002(1)<F21>
                                                      -----------             ----                ----          ------------
Net asset value, beginning of period                     $32.60              $30.81              $23.23            $25.00
                                                         ------              ------              ------            ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F22>                  0.51               (0.21)              (0.11)            (0.05)
     Net realized and unrealized
       gain (loss) on investments                          1.73                2.01                7.69             (1.72)
                                                         ------              ------              ------            ------
Total from investment operations                           2.24                1.80                7.58             (1.77)
                                                         ------              ------              ------            ------
LESS DISTRIBUTIONS:
     From net investment income                           (0.31)              (0.01)                 --                --
     From net realized gain                               (0.45)                 --                  --                --
                                                         ------              ------              ------            ------
Total distributions                                       (0.76)              (0.01)                 --                --
                                                         ------              ------              ------            ------
Net asset value, end of period                           $34.08              $32.60              $30.81            $23.23
                                                         ------              ------              ------            ------
                                                         ------              ------              ------            ------
Total return                                               6.84%+<F20>         5.85%              32.63%            (7.08%)+<F20>
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)              $49,047             $40,631             $20,734            $2,009
     Ratio of expenses to average net assets(3)<F23>:
       Before expense reimbursement                        1.41%**<F19>        1.51%               2.94%            12.27%**<F19>
       After expense reimbursement                         1.50%**<F19>        1.50%               1.50%             1.50%**<F19>
     Ratio of net investment income (loss)
       To average net assets(3)<F23>:
         Before expense reimbursement                      1.73%**<F19>       (0.77%)             (2.68%)          (11.74%)**<F19>
         After expense reimbursement                       1.64%**<F19>       (0.76%)             (1.24%)           (0.97%)**<F19>
     Portfolio turnover rate                                 55%+<F20>          187%                128%              182%+<F20>


**<F19>   Annualized.

+<F20>    Not Annualized.

(1)<F21>  Fund commenced operations July 1, 2002.

(2)<F22> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)<F23> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       Six Months
                                                         Ended                      Years Ended                     Period
                                                       April 30,                    October 31,                     Ended
                                                          2005                ------------------------           October 31,
                                                      (Unaudited)             2004                2003           2002(1)<F26>
                                                      -----------             ----                ----           ------------
     Net asset value, beginning of period                $30.06              $27.34              $22.63             $25.00
                                                         ------              ------              ------             ------
INCOME FROM INVESTMENT OPERATIONS:
          Net investment income (loss)(2)<F27>             0.70               (0.23)              (0.11)             (0.01)
          Net realized and unrealized
            gain (loss) on investments                     0.81                3.30                4.88              (2.36)
                                                         ------              ------              ------             ------
     Total from investment operations                      1.51                3.07                4.77              (2.37)
                                                         ------              ------              ------             ------
LESS DISTRIBUTIONS:
          From net investment income                      (0.49)                 --               (0.06)                --
          From net realized gain                          (0.67)              (0.35)                 --                 --
                                                         ------              ------              ------             ------
     Total distributions                                  (1.16)              (0.35)              (0.06)                --
                                                         ------              ------              ------             ------
     Net asset value, end of period                      $30.41              $30.06              $27.34             $22.63
                                                         ------              ------              ------             ------
                                                         ------              ------              ------             ------
     Total return                                          4.97%+<F25>        11.28%              21.15%             (9.48%)+<F25>
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)              $37,713             $28,028          $11,058                $3,391
     Ratio of expenses to average net assets(3)<F28>:
          Before expense reimbursement                     1.49%**<F24>        1.66%               2.96%              8.75%**<F24>
          After expense reimbursement                      1.50%**<F24>        1.50%               1.50%              1.50%**<F24>
     Ratio of net investment income (loss)
       to average net assets(3)<F28>:
          Before expense reimbursement                     2.82%**<F24>       (1.10%)             (2.23%)            (7.48%)**<F24>
          After expense reimbursement                      2.81%**<F24>       (0.94%)             (0.77%)            (0.23%)**<F24>
     Portfolio turnover rate                                 51%+<F25>          130%                198%               114%+<F25>


**<F24>   Annualized.

+<F25>    Not Annualized.

(1)<F26>  Fund commenced operations July 1, 2002.

(2)<F27> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)<F28> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

                                                      FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       Six Months
                                                         Ended                      Years Ended                     Period
                                                       April 30,                    October 31,                     Ended
                                                          2005                ------------------------           October 31,
                                                      (Unaudited)             2004                2003           2002(1)<F31>
                                                      -----------             ----                ----           ------------
Net asset value, beginning of period                     $28.71              $27.97              $24.89             $25.00
                                                         ------              ------              ------             ------
INCOME FROM INVESTMENT OPERATIONS:
          Net investment income(2)<F32>                    0.77                0.87                0.89               0.07
          Net realized and unrealized
            gain (loss) on investments                    (0.40)               0.79                2.71              (0.18)
                                                         ------              ------              ------             ------
     Total from investment operations                      0.37                1.66                3.60              (0.11)
                                                         ------              ------              ------             ------
LESS DISTRIBUTIONS:
          From net investment income                      (1.09)              (0.70)              (0.52)                --
          From net realized gain                          (0.06)              (0.22)                 --                 --
                                                         ------              ------              ------             ------
     Total distributions                                  (1.15)              (0.92)              (0.52)                --
                                                         ------              ------              ------             ------
     Net asset value, end of period                      $27.93              $28.71              $27.97             $24.89
                                                         ------              ------              ------             ------
                                                         ------              ------              ------             ------
     Total return                                          1.25%+<F30>         6.02%              14.69%             (0.44%)+<F30>
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)              $27,252             $22,773              $9,475             $3,633
     Ratio of expenses to average net assets(3)<F33>:
          Before expense reimbursement                     1.32%**<F29>        1.45%               2.60%              8.44%**<F29>
          After expense reimbursement                      0.99%**<F29>        0.99%               0.99%              0.99%**<F29>
     Ratio of net investment income (loss)
       to average net assets(3)<F33>:
          Before expense reimbursement                     5.18%**<F29>        2.90%               2.23%             (5.93%)**<F29>
          After expense reimbursement                      5.51%**<F29>        3.36%               3.84%              1.52%**<F29>
     Portfolio turnover rate                                 36%+<F30>          192%                173%               135%+<F30>


**<F29>   Annualized.

+<F30>    Not Annualized.

(1)<F31>  Fund commenced operations July 1, 2002.

(2)<F32> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)<F33> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                               WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The FundX Upgrader Fund commenced operations on November 1, 2001. The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund commenced operations on July 1, 2002.

The investment objective of the FundX Upgrader Fund and the FundX Aggressive Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX Conservative Upgrader Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

The investment objective of the FundX Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Securities Valuation. The assets of the Funds consist primarily of shares of underlying mutual funds, which are valued at their respective NAVs. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the current or last trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

          Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     B. Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C.   Securities Transactions, Dividend Income and Distributions.
          Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment. Interest income is recorded on an accrual basis.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     E. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than one month. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, and FundX Conservative Upgrader Fund and 0.70% for the FundX Flexible Income Fund based upon the average daily net assets of each Fund. For the six months ended April 30, 2005, the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund incurred $1,313,194, $237,498, $171,842, and $89,345 in advisory fees, respectively.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds' expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

          FundX Upgrader Fund                          1.50%
          FundX Aggressive Upgrader Fund               1.50%
          FundX Conservative Upgrader Fund             1.50%
          FundX Flexible Income Fund                   0.99%

In the case of each of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund's expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by each of the Funds to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of each of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on each Fund's expenses. For the FundX Flexible Income Fund, for the six months ended April 30, 2005, the Advisor has voluntarily waived its fees of $41,098.

At April 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the FundX Aggressive Upgrader Fund, FundX Conservative Fund, and FundX Flexible Income Fund that may be reimbursed was $141,619, $167,247, and $276,189, respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:


                                                                            October 31
                                                 -----------------------------------------------------------------
                                                 2005                2006                2007                2008
                                                 ----                ----                ----                ----
          FundX Upgrader Fund                        --                  --                  --                  --
          FundX Aggressive Upgrader Fund        (51,309)            (85,331)             (4,979)                 --
          FundX Conservative Upgrader Fund      (50,306)            (82,268)            (34,673)                 --
          FundX Flexible Income Fund            (51,857)            (95,227)            (88,007)            (41,098)


For the period ended April 30, 2005, fees of $20,008 and $1,671 waived by the Advisor in 2002 were recouped from the FundX Aggressive Upgrader Fund and FundX Conservative Upgrader Fund, respectively.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $36 million                  $36,000
     $36 to $150 million                0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

For the six months ended April 30, 2005, the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund incurred $92,234, $16,774, $12,140, and $9,021 in administration fees, respectively.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian (the "Custodian") to the Funds.

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

For the six months ended April 30, 2005, the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund were each allocated $2,000 of the Chief Compliance Officer fee.

During the year ended October 31, 2004, an investment was made by the Advisor that caused the FundX Upgrader Fund to violate Section 12(d)(1)(F) of the 1940 Act which states that a Fund and any of its "affiliated persons" (defined as any 5% shareholder of the Fund, and officer or director of the Fund, including officers and trustees of the Fund's registrant, and the Fund Advisor) collectively may not own more than 3% of the outstanding shares of any underlying fund. Upon, notification of the violation, the Advisor took corrective action and paid the resulted loss of $1,630 to the Fund.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2005 are as follows:

                                         Purchases                 Sales
                                         ---------                 -----
   FundX Upgrader Fund                  $178,963,586           $142,726,532
   FundX Aggressive Upgrader Fund         32,205,621             25,769,009
   FundX Conservative Upgrader Fund       26,345,327             17,471,328
   FundX Flexible Income Fund             13,528,469              9,138,257

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

On January 3, 2005 a distribution of $0.7133 per share was declared for the FundX Upgrader Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                           2005                   2004
                                           ----                   ----
   Distributions paid from:
     Ordinary income                    $2,271,571                  --
     Long-term capital gain              3,245,323                  --

On January 3, 2005, a distribution of $0.7595 per share was declared for the FundX Aggressive Upgrader Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                           2005                 2004
                                           ----                 ----
   Distributions paid from:
     Ordinary income                      $411,071              $9,924
     Long-term capital gain                611,558                  --

On January 3, 2005, a distribution of $1.1623 per share was declared for the FundX Conservative Upgrader Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                            2005                2004
                                            ----                ----
   Distributions paid from:
     Ordinary income                      $508,382            $147,668
     Long-term capital gain                693,840              22,872

On January 3, 2005, a distribution of $1.1511 per share was declared for the FundX Flexible Income Fund. The dividend was paid on January 3, 2005, to shareholders of record on December 31, 2004. The tax character of distributions paid during 2004 and 2005 was as follows:

                                       2005      2004
                                       ----      ----
   Distributions paid from:
     Ordinary income                $896,993  $398,678
     Long-term capital gain           51,674    10,389

As of October 31, 2004, components of distributable earnings on a tax basis were as follows:


                                                                       FundX               FundX               FundX
                                                   FundX             Aggressive         Conservative          Flexible
                                                  Upgrader            Upgrader            Upgrader             Income
                                                    Fund                Fund                Fund                Fund
                                                    ----                ----                ----                ----
Cost of investments                             $213,038,122         $38,013,972         $26,248,738         $22,191,036
                                                ------------         -----------         -----------         -----------
Gross tax unrealized appreciation                 14,876,992           2,458,068           1,810,257             490,263
Gross tax unrealized depreciation                   (236,329)                 --                  --                  --
                                                ------------         -----------         -----------         -----------
Net tax unrealized appreciation                 $ 14,640,663         $ 2,458,068         $ 1,810,257         $   490,263
                                                ------------         -----------         -----------         -----------
                                                ------------         -----------         -----------         -----------
Undistributed ordinary income                   $         --         $        --         $        --         $   484,839
Undistributed long-term capital gain               3,245,054             611,431             676,372              51,673
                                                ------------         -----------         -----------         -----------
Total distributable earnings                    $  3,245,054         $   611,431         $   676,372         $   536,512
                                                ------------         -----------         -----------         -----------
                                                ------------         -----------         -----------         -----------
Total accumulated earnings/(losses)             $ 17,885,717         $ 3,069,499         $ 2,486,629         $ 1,026,775
                                                ------------         -----------         -----------         -----------
                                                ------------         -----------         -----------         -----------


At October 31, 2004, the FundX Upgrader Funds had no capital loss carryforwards. Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

                               WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

Information regarding how the FundX Upgrader Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] or by accessing the Funds' website at www.fundxfund.com and the SEC's website at www.sec.gov. Information regarding
-----------------                          -----------
how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (866) 455-FUND [3863] or by accessing the SEC's website at www.sec.gov.
                                     -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The FundX Upgrader Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   -----------
                               WWW.FUNDXFUND.COM

                                                            FUNDX UPGRADER FUNDS

MANAGEMENT OF THE FUND (UNAUDITED)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


                                                                                                  Number of
                                                                                                  Portfolios
                                             Term of         Principal                            in Fund
                            Position         Office and      Occupation                           Complex***<F36>    Other
Name, Address               with             Length of       During Past                          Overseen           Directorships
and Age                     the Trust        Time Served     Five Years                           by Trustees        Held
-------                     ---------        -----------     ----------                           -----------        ----

                                                 Independent Trustees of the Trust
                                                 ---------------------------------
Dorothy A. Berry*<F34>      Chairman         Indefinite      President, Talon Industries, Inc.           4           None.
(born 1943)                 and              Term            (administrative, management
2020 E. Financial Way       Trustee          since           and business consulting);
Suite 100                                    May 1991.       formerly Chief Operating
Glendora, CA 91741                                           Officer, Integrated Asset
                                                             Management (investment
                                                             advisor and manager) and
                                                             formerly President, Value
                                                             Line, Inc. (investment advisory
                                                             and financial publishing firm).

Wallace L. Cook*<F34>       Trustee          Indefinite      Financial Consultant, formerly              4           None.
(born 1939)                                  Term            Senior Vice President,
2020 E. Financial Way                        since           Rockefeller Trust Co.; Financial
Suite 100                                    May 1991.       Counselor, Rockefeller & Co.
Glendora, CA 91741

Carl A. Froebel*<F34>       Trustee          Indefinite      Owner, Golf Adventures, LLC,                4           None.
(born 1938)                                  Term            (Vacation Services).  Formerly
2020 E. Financial Way                        since           Managing Director, Premier
Suite 100                                    May 1991.       Solutions, Ltd.  Formerly President
Glendora, CA 91741                                           and Founder, National Investor
                                                             Data Services, Inc. (investment
                                                             related computer software).

Rowley W.P. Redington*<F34> Trustee          Indefinite      President; Intertech Computer               4           None.
(born 1944)                                  Term            Services Corp. (computer
2020 E. Financial Way                        since           services and consulting).
Suite 100                                    May 1991.
Glendora, CA 91741
                                                  Interested Trustee of the Trust
                                                  -------------------------------
Steven J. Paggioli**<F35>   Trustee          Indefinite      Consultant since July 2001;                 4           Trustee,
(born 1950)                                  Term            formerly, Executive Vice                                Managers
2020 E. Financial Way                        since           President, Investment Company                           Funds;
Suite 100                                    May 1991.       Administration, LLC ("ICA")                             Trustee,
Glendora, CA 91741                                           (mutual fund administrator).                            Managers
                                                                                                                     AMG Funds.
                                                       Officers of the Trust
                                                       ---------------------
Robert M. Slotky            President        Indefinite      Vice President, U.S. Bancorp                4           Not
(born 1947)                                  Term since      Fund Services, LLC since July                           Applicable.
2020 E. Financial Way                        August 2002.    2001; formerly, Senior Vice
Suite 100                   Chief            Indefinite      President, ICA (May 1997-
Glendora, CA 91741          Compliance       Term since      July 2001).
                            Officer          September
                                             2004.

Eric W. Falkeis             Treasurer        Indefinite      Vice President, U.S. Bancorp                4           Not
(born 1973)                                  Term since      Fund Services, LLC since 1997;                          Applicable.
615 East Michigan St.                        August 2002.    Chief Financial Officer, Quasar
Milwaukee, WI 53202                                          Distributors, LLC since 2000.

Chad E. Fickett             Secretary        Indefinite      Assistant Vice President, U.S.              4           Not
(born 1973)                                  Term since      Bancorp Fund Services, LLC                              Applicable.
615 East Michigan St.                        March 2002.     since July 2000.
Milwaukee, WI 53202


*<F34> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.

**<F35> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Funds' principal underwriter.

***<F36> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

                               WWW.FUNDXFUND.COM

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, OH 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

                                          Symbol              CUSIP
FundX Upgrader Fund                       FUNDX             742935547
FundX Aggressive Upgrader Fund            HOTFX             742935521
FundX Conservative Upgrader Fund          RELAX             742935513
FundX Flexible Income Fund                INCMX             742935497

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   -----------------------------------------

     By (Signature and Title)    /s/ Robert M. Slotky
                                 ---------------------------
                                 Robert M. Slotky, President

     Date       7-8-05
            ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F37> /s/ Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date       7-8-05
           ----------------------------------------------------

     By (Signature and Title)*<F37> /s/ Eric W. Falkeis
                                    ---------------------------
                                    Eric W. Falkeis, Treasurer

     Date       7-8-05
           ----------------------------------------------------

*<F37> Print the name and title of each signing officer under his or her signature.